GENERAL (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 08, 2014	Jan. 21, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fiber Company [Member]
Business Acquisition [Line Items]
Net assets (liabilities) (including cash)	$ 821
Intangible assets	2,050
Deferred tax assets	474			$ 474
Deferred tax liabilities	(819)			(819)
Goodwill	1,760			$ 1,760
Total purchase price	4,286
Cash	$ 411
Acquisition of CyberSeal Ltd [Member]
Business Acquisition [Line Items]
Net assets (liabilities) (including cash)		$ (112)
Intangible assets		1,166
Deferred tax liabilities		(175)			$ (175)
Goodwill		3,181			$ 3,181
Total purchase price		4,060
Cash		$ 167